Vessel Operating Expenses (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Costs And Expenses [Abstract]
Crew wages and related costs	$ 0	$ 7,238,368	$ 3,790,479
Insurance	0	1,790,754	980,105
Repairs and maintenance	0	729,419	560,070
Spares and consumable stores	0	5,987,478	2,646,333
Miscellaneous expenses	0	541,013	440,460
Total	$ 0	$ 16,287,032	$ 8,417,447